Consolidated Statements of Preferred Stock and Shareholders' (Deficit) Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other comprehensive income (loss), net of taxes	$ (308)	$ (280)
Share issuance costs, tax benefit		1,703
Exercise of share options, income tax benefit		$ 480